INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 20,846
Balance at end of period	19,674	$ 20,846
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	25,242	27,568
Additions	182	588
Acquisitions through business combinations	11	74
Dispositions	(12)	(3,485)
Foreign currency translation	(703)	497
Balance at end of period	24,720	25,242
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	(4,396)	(3,615)
Amortization and impairment expense	(793)	(1,730)
Dispositions	8	1,038
Foreign currency translation	135	(89)
Balance at end of period	$ (5,046)	$ (4,396)